Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	$ 735,788	$ 1,145,561
Increases	(31,178)	(339,005)
Decreases	(137,278)	(70,768)
Ending balance	567,332	735,788
Labor and social security [member]
Disclosure of other provisions [line items]
Beginning balance	151,056	179,019
Increases	(10,816)	(19,070)
Decreases	(33,873)	(8,893)
Ending balance	106,367	151,056
Environmental restoration [member]
Disclosure of other provisions [line items]
Beginning balance	437,875	805,173
Increases	(19,884)	(331,433)
Decreases	(82,472)	(35,865)
Ending balance	335,519	437,875
Civil and other [member]
Disclosure of other provisions [line items]
Beginning balance	146,857	161,369
Increases	(478)	11,498
Decreases	(20,933)	(26,010)
Ending balance	$ 125,446	$ 146,857